GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           Maxim Series Account AICPA
                          Semi-Annual Report Form N-30D
                         File Nos. 811-03249, 333-44839

     The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-CSR
Filed Via EDGAR and accepted March 2, 2004
Accession No. 0000846800-04-000002

Janus Aspen Series:

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000021

Maxim T.Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000028

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000012

Neuberger Berman Advisors Management Trust:

Partners Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted February 27, 2004
Accession No. 0000943663-04-000144

Franklin Templeton Variable Insurance Products Trust:

Templeton Foreign Securities Fund
File No. 811-05583
Form N-CSR
Filed via EDGAR and accepted March 1, 2004
Accession No. 0001193125-04-032195